Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	₱ 243,226	₱ 218,791
Principal	193,047	176,694
Interest	50,179	42,097
Lease obligations	25,465	22,674
Trade and other payables undiscounted cash flows	153,255	145,892
Total contractual obligations	421,946	387,357
Operating lease		22,674
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	70,169	72,064
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	51,875	48,189
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	8,673	7,955
Liability From Redemption Of Preferred Shares [Member
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,851	7,862
Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,205	2,194
Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,584	1,815
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,387	1,533
Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,511	4,280
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	19,014	13,892
Principal	15,221	13,292
Interest	3,793	600
Lease obligations	10,458	12,727
Trade and other payables undiscounted cash flows	148,839	140,549
Total contractual obligations	178,311	167,168
Operating lease		12,727
Less than 1 year [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	68,051	69,099
Less than 1 year [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	51,843	48,128
Less than 1 year [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	8,673	7,955
Less than 1 year [Member] | Liability From Redemption Of Preferred Shares [Member
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,851	7,862
Less than 1 year [Member] | Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,584	1,815
Less than 1 year [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,387	1,533
Less than 1 year [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,450	4,157
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	66,052	72,007
Principal	44,253	49,747
Interest	21,799	22,260
Lease obligations	6,879	4,066
Trade and other payables undiscounted cash flows	2,405	3,206
Total contractual obligations	75,336	79,279
Operating lease		4,066
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,118	2,828
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	32	61
1-3 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	194	194
1-3 years [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	61	123
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	54,146	51,098
Principal	40,288	41,401
Interest	13,858	9,697
Lease obligations	4,401	2,616
Trade and other payables undiscounted cash flows	38	176
Total contractual obligations	58,585	53,890
Operating lease		2,616
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		137
3-5 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	38	39
More than five years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	104,014	81,794
Principal	93,285	72,254
Interest	10,729	9,540
Lease obligations	3,727	3,265
Trade and other payables undiscounted cash flows	1,973	1,961
Total contractual obligations	109,714	87,020
Operating lease		3,265
More than five years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 1,973	₱ 1,961